CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary shares	Additional Paid-In Capital	Subscription receivable	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive income (loss)
Balance, shares at Dec. 31, 2017		20,000,000
Balance, amount at Dec. 31, 2017	$ 351,567	$ 2,000	$ 462,077	$ 0	$ (125,432)	$ 12,922
Registered capital contribution	3,759,766	$ 0	3,759,766	0	0	0
Shares sold for cash, shares		2,354,793
Shares sold for cash, amount	0	$ 235	2,354,558	(2,354,793)
Net income (loss)	160,216	0	0	0	160,216	0
Foreign currency translation adjustments	(337,055)	$ 0	0	0	0	0
Balance, shares at Dec. 31, 2018		22,354,793
Balance, amount at Dec. 31, 2018	3,934,494	$ 2,235	6,576,401	(2,354,793)	34,784	(324,133)
Shares sold for cash, amount	2,354,793	0	0	2,354,793	0	0
Net income (loss)	(2,834,751)	0	0	0	(2,834,751)	0
Foreign currency translation adjustments	(46,109)	$ 0	0	0	0	(46,109)
Balance, shares at Dec. 31, 2019		22,354,793
Balance, amount at Dec. 31, 2019	3,408,427	$ 2,235	6,576,401	0	(2,799,967)	(370,242)
Net income (loss)	(442,071)	0	0	0	(442,071)	0
Foreign currency translation adjustments	197,747	$ 0	0	0	0	197,747
Balance, shares at Dec. 31, 2020		22,354,793
Balance, amount at Dec. 31, 2020	$ 3,164,103	$ 2,235	$ 6,576,401	$ 0	$ (3,242,038)	$ (172,495)